Hartford AAA CLO ETF Performance Management - Hartford AAA CLO ETF	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PAST PERFORMANCE.
Performance Narrative [Text Block]	The performance information below provides some indication of the risks of investing in the Fund by comparing the Fund’s performance to a broad measure of market performance.Keep in mind that past performance does not indicate future results. Updated performance information is available at hartfordfunds.com. The returns prior to February 12, 2024 reflect the Fund’s performance when it pursued a different investment objective and principal investment strategy. The bar chart shows the Fund’s performance for each calendar year since the Fund’s inception.
Performance Past Does Not Indicate Future [Text]	Keep in mind that past performance does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	 The performance information below provides some indication of the risks of investing in the Fund by comparing the Fund’s performance to a broad measure of market performance.
Performance Additional Market Index [Text]	The table below shows returns for the Fund over time compared to those of two indices. Prior to February 12, 2024, the Fund pursued a different investment strategy, and as a result, the Fund used a different performance index. The JP Morgan CLOIE AAA Index is the Fund’s performance index because the investment manager believes it is most representative of the Fund’s current investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
Bar Chart [Heading]	Total returns by calendar year
Bar Chart Closing [Text Block]	During the periods shown in the chart above:ReturnsQuarter EndedBest Quarter Return5.98%June 30, 2020Worst Quarter Return-4.84%March 31, 2020Theyear-to-datereturn of the Fund as ofSeptember 30, 2025was4.19%.
Performance Table Heading	Average Annual Total Returns.
Performance Table Narrative	The table below shows returns for the Fund over time compared to those of two indices. Prior to February 12, 2024, the Fund pursued a different investment strategy, and as a result, the Fund used a different performance index. The JP Morgan CLOIE AAA Index is the Fund’s performance index because the investment manager believes it is most representative of the Fund’s current investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Updated performance information is available by visiting our website at hartfordfunds.com.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Average Annual Return, Caption [Optional Text]	Average annual total returns for periods ending December 31, 2024
Performance Availability Website Address [Text]	hartfordfunds.com
Hartford AAA CLO ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	4.19%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter Return
Highest Quarterly Return	5.98%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter Return
Lowest Quarterly Return	(4.84%)
Lowest Quarterly Return, Date	Mar. 31, 2020